UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23039

AllianzGI Diversified Income & Convertible Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Scott Whisten — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3367

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

April 30, 2018 (unaudited)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES - 68.0%
Aerospace & Defense - 0.3%
$475	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23	$603,155

Apparel & Textiles - 0.3%
930	Iconix Brand Group, Inc., 5.75%, 8/15/23 (g)	766,357

Auto Components - 1.2%
2,000	Horizon Global Corp., 2.75%, 7/1/22 (g)	1,621,898
1,240	Meritor, Inc., 3.25%, 10/15/37 (a)(b)	1,234,358
		2,856,256
Auto Manufacturers - 1.7%
1,600	Navistar International Corp., 4.75%, 4/15/19	1,649,630
	Tesla, Inc.,
1,700	0.25%, 3/1/19 (g)	1,752,583
460	2.375%, 3/15/22	507,299
		3,909,512
Biotechnology - 4.0%
	BioMarin Pharmaceutical, Inc. (g),
1,630	0.599%, 8/1/24	1,571,856
240	1.50%, 10/15/20	270,586
2,045	Exact Sciences Corp., 1.00%, 1/15/25 (g)	1,998,987
1,975	Illumina, Inc., 0.50%, 6/15/21 (g)	2,475,819
1,595	Insmed, Inc., 1.75%, 1/15/25 (g)	1,494,965
1,345	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21 (g)	1,345,163
325	Novavax, Inc., 3.75%, 2/1/23 (a)(g)	210,860
		9,368,236
Building Materials - 0.8%
1,990	Patrick Industries, Inc., 1.00%, 2/1/23 (a)(b)	1,918,452

Commercial Services - 1.2%
970	Euronet Worldwide, Inc., 1.50%, 10/1/44 (g)	1,153,225
405	LendingTree, Inc., 0.625%, 6/1/22 (a)(b)(g)	532,098
525	Square, Inc., 0.375%, 3/1/22	1,113,577
		2,798,900
Computers - 3.2%
1,405	Lumentum Holdings, Inc., 0.25%, 3/15/24 (g)	1,568,682
1,415	Nutanix, Inc., zero coupon, 1/15/23 (a)(b)	1,755,166
2,035	Pure Storage, Inc., 0.125%, 4/15/23 (a)(b)	2,113,830
1,910	Western Digital Corp., 1.50%, 2/1/24 (a)(b)	1,997,839
		7,435,517
Diversified Financial Services - 1.1%
1,690	Encore Capital Group, Inc., 3.25%, 3/15/22 (g)	1,948,570
675	PRA Group, Inc., 3.00%, 8/1/20 (g)	649,266
		2,597,836
Electrical Equipment - 0.8%

	SunPower Corp. (g),
1,115	0.875%, 6/1/21	911,093
1,035	4.00%, 1/15/23	883,621
		1,794,714
Electronics - 1.2%
1,600	II-VI, Inc., 0.25%, 9/1/22 (a)(b)(g)	1,711,200
1,245	OSI Systems, Inc., 1.25%, 9/1/22	1,129,838
		2,841,038
Energy-Alternate Sources - 0.8%
1,830	NextEra Energy Partners L.P., 1.50%, 9/15/20 (a)(b)	1,823,127
3,615	SunEdison, Inc., 3.375%, 6/1/25 (d)(f)	81,337
		1,904,464

Engineering & Construction - 0.6%
1,100	Dycom Industries, Inc., 0.75%, 9/15/21 (g)	1,357,822

Entertainment - 1.0%
1,420	Live Nation Entertainment, Inc., 2.50%, 3/15/23 (a)(b)	1,405,104
910	Marriott Vacations Worldwide Corp., 1.50%, 9/15/22 (a)(b)	960,694
		2,365,798
Equity Real Estate Investment Trusts (REITs) - 0.7%
1,395	Extra Space Storage L.P., 3.125%, 10/1/35 (a)(b)(g)	1,557,518

Healthcare-Products - 0.9%
1,860	Insulet Corp., 1.375%, 11/15/24 (a)(b)(g)	2,108,775

Healthcare-Services - 2.6%
900	Anthem, Inc., 2.75%, 10/15/42 (g)	2,916,562
695	Molina Healthcare, Inc., 1.125%, 1/15/20	1,451,249
1,395	Teladoc, Inc., 3.00%, 12/15/22 (a)(b)	1,727,973
		6,095,784
Insurance - 0.6%
1,510	AmTrust Financial Services, Inc., 2.75%, 12/15/44	1,387,850

Internet - 8.2%
1,220	Altaba, Inc., zero coupon, 12/1/18 (g)	1,612,188
1,325	Booking Holdings, Inc., 0.90%, 9/15/21 (g)	1,677,847
1,755	Chegg, Inc., 0.25%, 5/15/23 (a)(b)	1,912,222
1,525	IAC FinanceCo., Inc., 0.875%, 10/1/22 (a)(b)(g)	1,871,201
1,675	Okta, Inc., 0.25%, 2/15/23 (a)(b)	1,924,619
1,240	Palo Alto Networks, Inc., zero coupon, 7/1/19 (g)	2,177,258
1,310	Pandora Media, Inc., 1.75%, 12/1/20 (g)	1,211,644
1,810	Q2 Holdings, Inc., 0.75%, 2/15/23 (a)(b)	1,931,270
1,280	RingCentral, Inc., zero coupon, 3/15/23 (a)(b)	1,338,880
1,045	Weibo Corp., 1.25%, 11/15/22 (a)(b)	1,185,866
2,040	Zendesk, Inc., 0.25%, 3/15/23 (a)(b)	2,117,316
		18,960,311
Iron/Steel - 0.6%
685	Allegheny Technologies, Inc., 4.75%, 7/1/22 (g)	1,373,298

Lodging - 0.8%
1,075	Caesars Entertainment Corp., 5.00%, 10/1/24 (g)	1,890,710

Machinery-Diversified - 0.7%
1,485	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)(g)	1,716,638

Media - 2.2%
	DISH Network Corp.,
315	2.375%, 3/15/24	273,376
1,665	3.375%, 8/15/26 (g)	1,515,185
1,140	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)(g)	1,198,140
2,010	Liberty Media Corp., 2.125%, 3/31/48 (a)(b)(g)	1,991,156
		4,977,857
Miscellaneous Manufacturing - 0.4%
700	Trinity Industries, Inc., 3.875%, 6/1/36	930,649

Oil, Gas & Consumable Fuels - 4.4%
1,820	Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (g)	1,552,000
2,620	Nabors Industries, Inc., 0.75%, 1/15/24	2,059,975
910	Oasis Petroleum, Inc., 2.625%, 9/15/23 (g)	1,073,982
1,620	Oil States International, Inc., 1.50%, 2/15/23 (a)(b)	1,802,250
765	PDC Energy, Inc., 1.125%, 9/15/21	769,513
1,690	SM Energy Co., 1.50%, 7/1/21 (g)	1,737,097
900	Transocean, Inc., 0.50%, 1/30/23	1,228,500
		10,223,317
Pharmaceuticals - 4.8%
475	Clovis Oncology, Inc., 1.25%, 5/1/25	430,240
650	Depomed, Inc., 2.50%, 9/1/21 (g)	526,714
935	DexCom, Inc., 0.75%, 5/15/22 (a)(b)	961,189
1,045	Flexion Therapeutics, Inc., 3.375%, 5/1/24 (a)(b)	1,281,749
1,360	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (g)	1,228,862
1,190	Jazz Investments I Ltd., 1.50%, 8/15/24 (a)(b)	1,178,302

1,340	Neurocrine Biosciences, Inc., 2.25%, 5/15/24 (a)(b)	1,735,962
725	Sarepta Therapeutics, Inc., 1.50%, 11/15/24 (a)(b)	930,567
1,720	Supernus Pharmaceuticals, Inc., 0.625%, 4/1/23 (a)(b)	1,874,363
185	Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19 (a)(b)	165,470
960	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C (g)	847,199
		11,160,617
Pipelines - 0.9%
2,640	Cheniere Energy, Inc., 4.25%, 3/15/45 (g)	2,071,975

Retail - 0.6%
1,295	RH, zero coupon, 6/15/19 (a)(b)	1,350,910

Semiconductors - 6.2%
440	Advanced Micro Devices, Inc., 2.125%, 9/1/26	683,898
1,265	Cypress Semiconductor Corp., 2.00%, 2/1/23 (a)(b)(g)	1,309,737
1,560	Intel Corp., 3.25%, 8/1/39 (g)	3,878,199
2,885	Microchip Technology, Inc., 1.625%, 2/15/27	3,260,915
1,745	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G (g)	2,771,177
345	Novellus Systems, Inc., 2.625%, 5/15/41	1,906,917
465	Teradyne, Inc., 1.25%, 12/15/23	568,446
		14,379,289
Software - 9.8%
1,005	Atlassian, Inc., 0.625%, 5/1/23 (a)(b)	1,009,020
1,835	Citrix Systems, Inc., 0.50%, 4/15/19 (g)	2,638,715
1,125	Coupa Software, Inc., 0.375%, 1/15/23 (a)(b)(g)	1,372,311
1,565	Envestnet, Inc., 1.75%, 12/15/19 (g)	1,680,419
910	Everbridge, Inc., 1.50%, 11/1/22 (g)	1,173,900
1,865	Guidewire Software, Inc., 1.25%, 3/15/25 (g)	1,896,293
1,595	Nice Systems, Inc., 1.25%, 1/15/24	2,003,790
2,060	Nuance Communications, Inc., 1.25%, 4/1/25	2,034,454
1,085	Proofpoint, Inc., 0.75%, 6/15/20	1,642,458
1,950	PROS Holdings, Inc., 2.00%, 6/1/47 (a)(b)	1,816,909
1,370	RealPage, Inc., 1.50%, 11/15/22 (a)(b)	1,919,712
1,375	ServiceNow, Inc., zero coupon, 6/1/22 (a)(b)	1,848,275
1,680	Workday, Inc., 0.25%, 10/1/22 (a)(b)	1,816,920
		22,853,176
Telecommunications - 1.5%
1,350	CalAmp Corp., 1.625%, 5/15/20	1,369,980
960	Ciena Corp., 3.75%, 10/15/18 (g)	1,256,040
660	InterDigital, Inc., 1.50%, 3/1/20 (g)	771,870
		3,397,890
Transportation - 3.9%
1,950	Air Transport Services Group, Inc., 1.125%, 10/15/24 (a)(b)(g)	1,852,211
1,370	Atlas Air Worldwide Holdings, Inc., 1.875%, 6/1/24 (g)	1,692,912
1,925	Echo Global Logistics, Inc., 2.50%, 5/1/20 (g)	1,966,451
1,755	Greenbrier Cos., Inc., 2.875%, 2/1/24 (g)	1,898,266
1,550	Teekay Corp., 5.00%, 1/15/23 (a)(b)	1,561,005
		8,970,845
Total Convertible Bonds & Notes (cost-$157,301,927)		157,925,466

Shares
COMMON STOCK - 35.8%
Aerospace & Defense - 0.8%
3,900	Boeing Co. (g)	1,300,884
2,600	Raytheon Co. (g)	532,844
		1,833,728
Automobiles - 0.5%
104,700	Ford Motor Co. (g)	1,176,828

Banks - 1.6%
58,200	Bank of America Corp. (g)	1,741,344
18,400	JPMorgan Chase & Co. (g)	2,001,552
		3,742,896
Beverages - 0.4%
9,000	PepsiCo, Inc.	908,460

Biotechnology - 2.4%
15,000	AbbVie, Inc.	1,448,250
4,200	Biogen, Inc. (g)(i)	1,149,120
18,600	Gilead Sciences, Inc. (g)	1,343,478
1,843	Regeneron Pharmaceuticals, Inc. (g)(i)	559,682
7,300	Vertex Pharmaceuticals, Inc. (g)(i)	1,118,068
		5,618,598
Building Products - 0.4%
30,252	Johnson Controls International PLC (g)	1,024,635

Chemicals - 0.7%
16,600	Chemours Co.	803,606
11,400	DowDuPont, Inc.	720,936
		1,524,542
Construction & Engineering - 0.4%
15,300	Fluor Corp. (g)	901,935

Diversified Telecommunication Services - 0.3%
12,700	Verizon Communications, Inc. (g)	626,745

Electronic Equipment, Instruments & Components - 0.3%
9,600	Amphenol Corp., Class A	803,616

Energy Equipment & Services - 0.4%
15,000	Schlumberger Ltd. (g)	1,028,400

Food & Staples Retailing - 1.6%
6,800	Costco Wholesale Corp. (g)	1,340,688
37,600	Kroger Co. (g)	947,144
22,400	Walgreens Boots Alliance, Inc. (g)	1,488,480
		3,776,312
Healthcare Equipment & Supplies - 0.9%
21,400	Baxter International, Inc. (g)	1,487,300
1,500	Intuitive Surgical, Inc. (g)(i)	661,170
		2,148,470
Healthcare Providers & Services - 1.8%
20,825	Envision Healthcare Corp. (g)(i)	774,065
9,300	McKesson Corp. (g)	1,452,753
8,600	UnitedHealth Group, Inc. (g)	2,033,040
		4,259,858
Hotels, Restaurants & Leisure - 1.2%
8,100	McDonald’s Corp. (g)	1,356,264
25,700	Starbucks Corp.	1,479,549
		2,835,813
Household Durables - 0.4%
21,700	DR Horton, Inc. (g)	957,838

Industrial Conglomerates - 0.8%
3,500	3M Co. (g)	680,365
35,500	General Electric Co. (g)	499,485
4,100	Honeywell International, Inc.	593,188
		1,773,038
Internet & Catalog Retail - 1.5%
1,800	Amazon.com, Inc. (g)(i)	2,819,034
2,200	Netflix, Inc. (g)(i)	687,412
		3,506,446
Internet Software & Services - 2.4%
8,500	Alibaba Group Holding Ltd., ADR (g)(i)	1,517,590
2,200	Alphabet, Inc., Class A (g)(i)	2,240,876
10,000	Facebook, Inc., Class A (g)(i)	1,720,000
		5,478,466

IT Services - 1.9%
7,400	International Business Machines Corp. (g)	1,072,704
14,100	Square, Inc., Class A (i)	667,494
20,700	Visa, Inc., Class A (g)	2,626,416
		4,366,614
Machinery - 1.4%
13,300	Caterpillar, Inc. (g)	1,919,988
9,500	Deere & Co. (g)	1,285,635
		3,205,623
Media - 1.2%
31,500	Comcast Corp., Class A	988,785
13,573	LiveStyle, Inc. (d)(f)(i)(k)	1
18,700	Walt Disney Co. (g)	1,876,171
		2,864,957
Multi-Line Retail - 0.8%
25,100	Target Corp. (g)	1,822,260

Oil, Gas & Consumable Fuels - 0.8%
8,100	Occidental Petroleum Corp. (g)	625,806
60,184	Southwestern Energy Co. (i)	246,755
7,900	Valero Energy Corp. (g)	876,347
		1,748,908
Pharmaceuticals - 1.4%
13,761	Allergan PLC	2,114,378
20,300	Bristol-Myers Squibb Co.	1,058,239
		3,172,617
Road & Rail - 0.7%
11,800	Union Pacific Corp. (g)	1,576,834
Semiconductors & Semiconductor Equipment - 3.7%
6,200	Broadcom, Inc. (g)	1,422,404
37,300	Intel Corp. (g)	1,925,426
18,400	Micron Technology, Inc. (i)	846,032
8,800	NVIDIA Corp. (g)	1,979,120
17,200	QUALCOMM, Inc. (g)	877,372
15,900	Texas Instruments, Inc.	1,612,737
		8,663,091
Software - 3.2%
9,100	Adobe Systems, Inc. (g)(i)	2,016,560
28,700	Microsoft Corp. (g)	2,684,024
13,400	Oracle Corp.	611,978
3,300	Salesforce.com, Inc. (g)(i)	399,267
3,300	ServiceNow, Inc. (g)(i)	548,262
11,800	Take-Two Interactive Software, Inc. (g)(i)	1,176,578
		7,436,669
Specialty Retail - 0.9%
11,600	Home Depot, Inc. (g)	2,143,680

Technology Hardware, Storage & Peripherals - 1.0%
14,400	Apple, Inc.	2,379,744
Total Common Stock (cost-$97,484,625)		83,307,621

Principal Amount (000s)
CORPORATE BONDS & NOTES - 29.4%
Aerospace & Defense - 0.9%
$1,000	KLX, Inc., 5.875%, 12/1/22 (a)(b)(g)	1,047,500
1,000	TransDigm, Inc., 6.50%, 5/15/25 (g)	1,020,000
		2,067,500
Auto Manufacturers - 0.2%
435	Navistar International Corp., 6.625%, 11/1/25 (a)(b)	453,488

Banks - 0.3%
680	Royal Bank of Scotland Group PLC, 5.125%, 5/28/24	691,244

Building Materials - 0.2%
565	Builders FirstSource, Inc., 5.625%, 9/1/24 (a)(b)(g)	561,469

Chemicals - 1.4%
1,000	Chemours Co., 7.00%, 5/15/25 (g)	1,081,250
305	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)(g)	316,437
1,000	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)(g)	1,027,500
85	Trinseo Materials Operating SCA, 5.375%, 9/1/25 (a)(b)	83,938
720	Tronox, Inc., 6.50%, 4/15/26 (a)(b)	718,200
		3,227,325
Commercial Services - 1.7%
	Cardtronics, Inc. (g),
1,000	5.125%, 8/1/22	975,000
190	5.50%, 5/1/25 (a)(b)	176,700
350	Cenveo Corp., 6.00%, 5/15/24 (a)(b)(c)(g)(h) (acquisition cost-$460,572; purchased 14/12/15)	19,250
300	Gartner, Inc., 5.125%, 4/1/25 (a)(b)(g)	301,410
365	KAR Auction Services, Inc., 5.125%, 6/1/25 (a)(b)(g)	354,963
915	RR Donnelley & Sons Co., 6.00%, 4/1/24 (g)	900,131
	United Rentals North America, Inc.,
185	4.625%, 10/15/25	179,914
1,000	5.50%, 7/15/25 (g)	1,026,250
		3,933,618
Computers - 0.5%
520	Dell International LLC, 7.125%, 6/15/24 (a)(b)(g)	554,294
500	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)(g)	518,125
		1,072,419
Distribution/Wholesale - 0.4%
495	H&E Equipment Services, Inc., 5.625%, 9/1/25	498,712
365	Univar USA, Inc., 6.75%, 7/15/23 (a)(b)(g)	376,863
		875,575
Diversified Financial Services - 1.7%
1,500	Community Choice Financial, Inc., 10.75%, 5/1/19 (g)	1,042,500
1,000	International Lease Finance Corp., 8.25%, 12/15/20 (g)	1,114,391
1,000	Nationstar Mortgage LLC, 7.875%, 10/1/20 (g)	1,018,750
700	Travelport Corporate Finance PLC, 6.00%, 3/15/26 (a)(b)	717,500
		3,893,141
Electric Utilities - 0.8%
1,000	NRG Energy, Inc., 6.25%, 5/1/24 (g)	1,038,750
1,000	Talen Energy Supply LLC, 6.50%, 6/1/25 (g)	735,000
		1,773,750
Engineering & Construction - 0.4%
500	AECOM, 5.875%, 10/15/24 (g)	523,175
435	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	446,832
		970,007
Entertainment - 1.2%
885	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 (g)	860,662
	Cedar Fair L.P. (g),
750	5.375%, 6/1/24	763,133
190	5.375%, 4/15/27 (a)(b)	189,525
1,000	International Game Technology PLC, 6.25%, 2/15/22 (a)(b)(g)	1,054,375
		2,867,695
Equity Real Estate Investment Trusts (REITs) - 0.1%
	CyrusOne L.P. (g),
210	5.00%, 3/15/24	211,050
60	5.375%, 3/15/27	60,150
		271,200
Food & Beverage - 0.6%
495	Post Holdings, Inc., 5.75%, 3/1/27 (a)(b)	484,407

1,000	SUPERVALU, Inc., 6.75%, 6/1/21	1,005,000
		1,489,407
Food Service - 0.2%
390	Aramark Services, Inc., 5.00%, 2/1/28 (a)(b)(g)	380,410

Healthcare-Products - 0.1%
260	Hill-Rom Holdings, Inc., 5.00%, 2/15/25 (a)(b)(g)	259,488

Healthcare-Services - 2.1%
1,000	Community Health Systems, Inc., 6.875%, 2/1/22 (g)	552,500
800	DaVita, Inc., 5.125%, 7/15/24 (g)	776,500
145	Encompass Health Corp., 5.75%, 11/1/24 (g)	148,081
185	Envision Healthcare Corp., 6.25%, 12/1/24 (a)(b)(g)	193,325
1,000	HCA, Inc., 7.50%, 2/15/22 (g)	1,102,500
1,000	Kindred Healthcare, Inc., 8.75%, 1/15/23 (g)	1,072,500
1,000	Tenet Healthcare Corp., 8.125%, 4/1/22 (g)	1,045,000
		4,890,406
Home Builders - 0.8%
375	Beazer Homes USA, Inc., 8.75%, 3/15/22 (g)	405,938
365	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)(b)(g)	370,475
1,000	KB Home, 8.00%, 3/15/20 (g)	1,077,500
		1,853,913
Internet - 0.2%
305	Symantec Corp., 5.00%, 4/15/25 (a)(b)	307,003
90	Zayo Group LLC, 5.75%, 1/15/27 (a)(b)	89,550
		396,553
Iron/Steel - 0.2%
	AK Steel Corp. (g),
205	7.00%, 3/15/27	199,875
265	7.50%, 7/15/23	279,575
		479,450
Lodging - 0.9%
1,000	MGM Resorts International, 6.625%, 12/15/21 (g)	1,072,500
1,000	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)(g)	997,900
		2,070,400
Machinery-Construction & Mining - 0.2%
360	Terex Corp., 5.625%, 2/1/25 (a)(b)	358,650

Machinery-Diversified - 0.1%
250	Tennant Co., 5.625%, 5/1/25	255,983

Media - 2.3%
1,000	Cablevision Systems Corp., 8.00%, 4/15/20 (g)	1,062,500
	CCO Holdings LLC (g),
125	5.125%, 5/1/27 (a)(b)	117,434
500	5.75%, 1/15/24	505,950
1,000	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22, Ser. B (g)	1,028,750
425	CSC Holdings LLC, 6.75%, 11/15/21 (g)	448,375
750	DISH DBS Corp., 5.875%, 7/15/22 (g)	690,937
500	LIN Television Corp., 5.875%, 11/15/22 (g)	516,250
415	McClatchy Co., 9.00%, 12/15/22	436,788
440	Meredith Corp., 6.875%, 2/1/26 (a)(b)	446,600
		5,253,584
Metal Fabricate/Hardware - 0.1%
270	Park-Ohio Industries, Inc., 6.625%, 4/15/27	281,475

Mining - 0.8%
305	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(b)(g)	328,640
695	Constellium NV, 6.625%, 3/1/25 (a)(b)(g)	706,294
560	Freeport-McMoRan, Inc., 3.55%, 3/1/22 (g)	543,200
	Hudbay Minerals, Inc. (a)(b)(g),
80	7.25%, 1/15/23	83,800
270	7.625%, 1/15/25	287,296
		1,949,230
Miscellaneous Manufacturing - 0.1%
285	Koppers, Inc., 6.00%, 2/15/25 (a)(b)(g)	290,700

Oil, Gas & Consumable Fuels - 2.5%
235	AmeriGas Partners L.P., 5.875%, 8/20/26 (g)	234,412
250	Callon Petroleum Co., 6.125%, 10/1/24 (g)	256,250
560	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21 (g)	555,800
1,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (g)	1,031,970
1,000	Chesapeake Energy Corp., 6.625%, 8/15/20 (g)	1,030,000
1,000	CVR Refining LLC, 6.50%, 11/1/22 (g)	1,025,000
45	Noble Holding International Ltd., 7.75%, 1/15/24	42,413
1,000	Sanchez Energy Corp., 6.125%, 1/15/23 (g)	727,200
	Sunoco L.P. (a)(b),
300	5.50%, 2/15/26	290,250
170	5.875%, 3/15/28	165,537
320	Transocean, Inc., 7.50%, 1/15/26 (a)(b)	324,000
165	Weatherford International Ltd., 8.25%, 6/15/23	155,513
		5,838,345
Pharmaceuticals - 1.0%
615	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)(g)	448,181
1,000	Horizon Pharma, Inc., 6.625%, 5/1/23 (g)	1,005,000
1,000	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 (a)(b)(g)	905,720
		2,358,901
Pipelines - 0.9%
1,000	Energy Transfer Equity L.P., 5.875%, 1/15/24 (g)	1,023,750
1,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (g)	1,075,087
		2,098,837
Real Estate - 0.8%
500	Equinix, Inc., 5.375%, 1/1/22 (g)	516,875
1,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (g)	990,000
360	Uniti Group L.P., 8.25%, 10/15/23 (g)	346,500
		1,853,375
Retail - 1.1%
1,000	Conn’s, Inc., 7.25%, 7/15/22	994,700
500	Dollar Tree, Inc., 5.75%, 3/1/23 (g)	521,912
300	L Brands, Inc., 6.875%, 11/1/35 (g)	285,000
100	Men’s Wearhouse, Inc., 7.00%, 7/1/22	103,125
1,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)(g)	685,000
		2,589,737
Semiconductors - 0.9%
1,000	Amkor Technology, Inc., 6.375%, 10/1/22 (g)	1,030,000
500	Qorvo, Inc., 7.00%, 12/1/25	545,000
400	Sensata Technologies BV, 5.625%, 11/1/24 (a)(b)(g)	416,000
		1,991,000
Software - 0.2%
340	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)(g)	355,300
230	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)	233,738
		589,038
Telecommunications - 3.4%
700	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y (g)	715,750
800	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)(g)	737,920
1,000	Consolidated Communications, Inc., 6.50%, 10/1/22 (g)	925,000
700	Frontier Communications Corp., 10.50%, 9/15/22 (g)	618,835
355	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)(g)	363,875
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (g)	1,076,250
500	Level 3 Financing, Inc., 5.375%, 5/1/25 (g)	493,600
915	Sprint Communications, Inc., 6.00%, 11/15/22	936,731
365	Sprint Corp., 7.625%, 3/1/26	385,075
1,000	T-Mobile USA, Inc., 4.75%, 2/1/28	963,550
1,080	Windstream Services LLC, 6.375%, 8/1/23 (a)(b)	618,300
		7,834,886
Transportation - 0.1%
200	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)(g)	207,250
Total Corporate Bonds & Notes (cost-$70,827,083)		68,229,449

Shares
CONVERTIBLE PREFERRED STOCK - 8.6%
Banks - 2.0%
2,000	Bank of America Corp., 7.25%, Ser. L (e)	2,546,000
1,585	Wells Fargo & Co., 7.50%, Ser. L (e)(g)	2,029,767
		4,575,767
Commercial Services & Supplies - 0.5%
23,485	Stericycle, Inc., 5.25%, 9/15/18 (g)	1,066,689

Diversified Financial Services - 1.1%
8,095	2017 Mandatory Exchangeable Trust, 5.188%, 12/1/20 (a)(b)(g)	986,964
25,265	AMG Capital Trust II, 5.15%, 10/15/37 (g)	1,524,220
		2,511,184
Diversified Telecommunication Services - 0.1%
24,375	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A (g)	322,481

Electric Utilities - 0.9%
34,450	NextEra Energy, Inc., 6.123%, 9/1/19 (g)	1,991,210

Equity Real Estate Investment Trusts (REITs) - 0.7%
1,700	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A (g)	1,743,677

Hand/Machine Tools - 0.6%
12,725	Stanley Black & Decker, Inc., 5.375%, 5/15/20 (g)	1,369,495

Healthcare-Products - 1.1%
43,760	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A (g)	2,641,791

Metal Fabricate/Hardware - 0.6%
22,895	Rexnord Corp., 5.75%, 11/15/19, Ser. A	1,371,525

Oil, Gas & Consumable Fuels - 0.7%
23,355	Hess Corp., 8.00%, 2/1/19 (g)	1,518,542

Pharmaceuticals - 0.3%
2,310	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (g)	795,680
Total Convertible Preferred Stock (cost-$25,062,942)		19,908,041
PREFERRED STOCK (a)(d)(f)(i)(k)- 0.5%
Media - 0.5%
1,248	LiveStyle, Inc., Ser. A	124,800
11,496	LiveStyle, Inc., Ser. B	1,149,600
1,250	LiveStyle, Inc., Ser. B	12
Total Preferred Stock (cost-$2,499,840)		1,274,412

Units
WARRANTS (a)(d)(f)(i) - 0.0%
Commercial Services - 0.0%
37,000	Cenveo, Inc., strike price $12.00, expires 6/10/24	2

Media - 0.0%
3,000	LiveStyle, Inc., expires 11/30/21, Ser. C (k)	—
Total Warrants (cost-$10,114)		2

Principal Amount (000s)
Repurchase Agreements - 3.9%
$9,140	State Street Bank and Trust Co., dated 4/30/18, 0.28%, due 5/1/18, proceeds $9,140,071; collateralized by U.S. Treasury Bonds, 1.625%, due 2/15/26, valued at $9,324,515 including accrued interest (cost-$9,140,000)	9,140,000

Total Investments, before options written (cost-$362,326,531)-146.2%	339,784,991

Total Options Written —(0.0)% (premiums received-$96,222) (i)(j)(l)	(59,687)

Total Investments, net of options written (cost-$362,230,309) (m)-146.2%	339,725,304

Other liabilities in excess of other assets-(46.2)%	(107,331,066)
Net Assets-100.0%	$232,394,238

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)              Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $86,663,954, representing 37.3% of net assets.

(b)              144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $85,178,680, representing 36.7% of net assets.

(c)               In default.

(d)              Fair-Valued—Securities with an aggregate value of $1,355,752, representing 0.6% of net assets.

(e)               Perpetual maturity. The date shown, if any, is the next call date.

(f)                Level 3 security.

(g)               All or partial amount segregated for the benefit of the counterparty as collateral for options written and long-term and short-term loan financing.

(h)              Restricted. The acquisition cost of such security is $460,572. The value is $19,250, representing less than 0.05% of net assets.

(i)                  Non-income producing.

(j)                 Exchange traded-Chicago Board Options Exchange.

(k)              A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.5% of net assets.

(l)                  Exchange traded option contracts outstanding at April 30, 2018:

Options written contracts outstanding at April 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
3M Co.	232.50 USD	5/18/18	(17)	$(1,700)	$(102)	$(1,548)	$1,446
Adobe Systems, Inc.	245.00 USD	5/18/18	(40)	(4,000)	(1,060)	(2,830)	1,770
Alibaba Group Holding Ltd.	190.00 USD	5/18/18	(65)	(6,500)	(15,632)	(14,368)	(1,264)
Alphabet, Inc.	1,160.00 USD	5/18/18	(12)	(1,200)	(390)	(9,789)	9,399
Amazon.com, Inc.	1,650.00 USD	5/4/18	(10)	(1,000)	(8,200)	(9,295)	1,095
Bank of America Corp.	32.00 USD	5/18/18	(140)	(14,000)	(490)	(1,421)	931
Boeing Co.	365.00 USD	5/18/18	(25)	(2,500)	(888)	(5,733)	4,845
Broadcom Ltd.	260.00 USD	5/18/18	(40)	(4,000)	(400)	(1,389)	989
Caterpillar, Inc.	170.00 USD	5/18/18	(32)	(3,200)	(96)	(1,996)	1,900
Costco Wholesale Corp.	205.00 USD	5/18/18	(50)	(5,000)	(2,625)	(2,193)	(432)
DR Horton, Inc.	48.00 USD	5/18/18	(150)	(15,000)	(900)	(2,714)	1,814
Facebook, Inc.	185.00 USD	5/18/18	(50)	(5,000)	(2,125)	(4,418)	2,293
Home Depot, Inc.	200.00 USD	5/18/18	(60)	(6,000)	(1,200)	(1,633)	433
Intel Corp.	56.50 USD	5/18/18	(180)	(18,000)	(2,160)	(5,976)	3,816
Intuitive Surgical, Inc.	482.50 USD	5/18/18	(8)	(800)	(480)	(1,615)	1,135
JPMorgan Chase & Co.	119.00 USD	5/18/18	(110)	(11,000)	(495)	(2,215)	1,720
McDonald’s Corp.	170.00 USD	5/18/18	(40)	(4,000)	(5,220)	(1,401)	(3,819)
Microsoft Corp.	102.00 USD	5/18/18	(145)	(14,500)	(1,087)	(2,645)	1,558
Netflix, Inc.	350.00 USD	5/18/18	(13)	(1,300)	(936)	(1,353)	417
NVIDIA Corp.	257.50 USD	5/18/18	(50)	(5,000)	(5,550)	(6,282)	732
Raytheon Co.	230.00 USD	5/18/18	(10)	(1,000)	(90)	(947)	857
Salesforce.com, Inc.	130.00 USD	5/18/18	(20)	(2,000)	(870)	(1,139)	269
ServiceNow, Inc.	185.00 USD	5/18/18	(17)	(1,700)	(383)	(1,456)	1,073
Union Pacific Corp.	145.00 USD	5/18/18	(70)	(7,000)	(665)	(5,520)	4,855
UnitedHealth Group, Inc.	250.00 USD	5/18/18	(43)	(4,300)	(1,440)	(1,369)	(71)
Valero Energy Corp.	115.00 USD	5/18/18	(40)	(4,000)	(3,700)	(2,384)	(1,316)
Vertex Pharmaceuticals, Inc.	180.00 USD	5/18/18	(37)	(3,700)	(1,203)	(1,274)	71
Visa, Inc.	132.00 USD	5/18/18	(40)	(4,000)	(1,300)	(1,319)	19
Total options written contracts					$(59,687)	$(96,222)	$36,535

(m)          At April 30, 2018, the aggregate cost basis of portfolio securities for federal income tax purposes was $363,250,364. Gross unrealized appreciation was $11,355,024; gross unrealized depreciation was $34,880,084; and net unrealized depreciation was $23,525,060. The difference between book and tax cost was attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) —Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/18
Investments in Securities - Assets
Convertible Bonds & Notes:
Energy-Alternate Sources	$—	$1,823,127	$81,337	$1,904,464
All Other	—	156,021,002	—	156,021,002
Common Stock:
Media	2,864,956	—	1	2,864,957
All Other	80,442,664	—	—	80,442,664
Corporate Bonds & Notes	—	68,229,449	—	68,229,449
Convertible Preferred Stock:
Diversified Financial Services	—	2,511,184	—	2,511,184
Healthcare-Products	—	2,641,791	—	2,641,791
Pharmaceuticals	—	795,680	—	795,680
All Other	13,959,386	—	—	13,959,386
Preferred Stock	—	—	1,274,412	1,274,412
Warrants	—	—	2	2
Repurchase Agreements	—	9,140,000	—	9,140,000
	97,267,006	241,162,233	1,355,752	339,784,991
Investments in Securities - Liabilities
Options Written:
Market Price	(59,687)	—	—	(59,687)
Totals	$97,207,319	$241,162,233	$1,355,752	$339,725,304

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2018, was as follows:

	Beginning Balance 1/31/18	Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 4/30/18
Investments in Securities - Assets
Convertible Bonds & Notes:
Energy-Alternate Sources	$81,337	—	$(2,486	)+	$237	—	$2,249	—	—	$81,337
Common Stock:
Media	1	—	—		—	—	—	—	—	1
Convertible Preferred Stock:
Equity Real Estate Investment Trusts (REITs)	1,911,225	—	—		—	—	(167,548)	—	(1,743,677)	—
Preferred Stock	1,274,413	—	—		—	—	(1)	—	—	1,274,412
Warrants	1,643	—	—		—	—	(1,641)	—	—	2
Totals	$3,268,619	—	$(2,486)		$237	—	$(166,941)	—	$(1,743,677)	$1,355,752

* Transferred out of Level 3 and into Level 1. This transfer was a result of a security with an exchange-traded closing price at April 30, 2018, which was not available on January 31,   2018.

+ Issued or removed via corporate action.

The table above includes Level 3 investments that are valued by brokers and pricing services. The inputs of these investments are not readily available or cannot be reasonably estimated.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2018:

	Ending Balance at 4/30/18	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Preferred Stock	$1,274,400	Market and Company Comparables	EV Multiples Illiquidity Discount	0.69(0.24x - 1.10x) 30%

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2018 was $607.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Diversified Income & Convertible Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 22, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 22, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: June 22, 2018